Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	105 Months Ended		120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Oct. 01, 2015	Jun. 30, 2015	Jun. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
Account Value	$ 10,231	$ 10,231	$ 10,231	$ 10,231	$ 10,231	$ 10,097	$ 11,123	$ 14,201	$ 10,951	$ 11,991	$ 11,124	$ 10,064	$ 9,350		$ 9,405	$ 9,550
Average Annual Return, Percent	(3.23%)	(4.01%)			0.23%
Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	1.33%	(3.12%)			0.69%
Class C
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
Account Value	$ 10,052	$ 10,052	10,052	10,052	$ 10,052	9,986	11,067	14,222	11,045	12,176	11,356	10,334	9,665		9,789	10,000
Average Annual Return, Percent	(0.33%)	(3.76%)			0.05%
Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	0.67%	(3.76%)			0.05%
Class I
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
Account Value	$ 110,986	$ 110,986	$ 110,986	110,986	$ 110,986	109,144	119,707	152,407	117,028	127,809	118,114	106,438	98,583		98,804	100,000
Average Annual Return, Percent	1.69%	(2.78%)			1.05%
Class R
Account Value [Line Items]
Line Graph and Table Measure Name			Class R
Account Value	$ 11,230	$ 11,230	$ 11,230	$ 11,230	$ 11,230	11,103	12,236	15,663	12,094	13,258	12,323	11,164	10,355	$ 10,000
Average Annual Return, Percent	1.14%	(3.26%)		1.34%
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
Account Value	$ 11,675	$ 11,675	$ 11,675	$ 11,675	$ 11,675	11,481	12,595	16,030	12,324	13,471	12,449	11,218	10,390	10,000
Average Annual Return, Percent	1.69%	(2.82%)		1.79%
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Account Value	$ 33,521	$ 33,521	33,521	$ 33,521	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171		10,742	10,000
Average Annual Return, Percent	24.56%	15.04%			12.86%
S&P 500 Index-ClassC
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Account Value	$ 33,521	$ 33,521	33,521	33,521	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171		10,742	10,000
Average Annual Return, Percent	24.56%	15.04%			12.86%
S&P 500 Index-ClassI
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Account Value	$ 335,207	$ 335,207	$ 335,207	335,207	$ 335,207	269,121	225,029	251,754	178,810	166,327	150,635	131,704	111,712		107,423	100,000
Average Annual Return, Percent	24.56%	15.04%			12.86%
S&P 500 Index-ClassR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 33,284	$ 33,284	$ 33,284	$ 33,284	$ 33,284	26,722	22,344	24,997	17,755	16,515	14,957	13,077	11,092	10,000
Average Annual Return, Percent	24.56%	15.04%		14.74%
S&P 500 Index-ClassZ
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 33,284	$ 33,284	$ 33,284	$ 33,284	$ 33,284	26,722	22,344	24,997	17,755	16,515	14,957	13,077	11,092	10,000
Average Annual Return, Percent	24.56%	15.04%		14.74%
FTSE EPRA ex-US Index-net
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE EPRA ex-US Index-net1
Account Value	$ 9,496	$ 9,496	9,496	$ 9,496	$ 9,496	9,211	10,157	12,867	9,978	11,860	11,180	10,256	9,739		9,664	10,000
Average Annual Return, Percent	3.09%	(4.35%)			(0.52%)
MSCI EAFE Index-net
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index-net
Account Value	$ 15,285	$ 15,285	15,285	15,285	$ 15,285	13,704	11,538	14,032	10,602	11,175	11,056	10,348	8,604		9,578	10,000
Average Annual Return, Percent	11.54%	6.46%			4.33%
FTSE EPRA ex-US Index-net-ClassC
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE EPRA ex-US Index-net1
Account Value	$ 9,496	$ 9,496	9,496	9,496	$ 9,496	9,211	10,157	12,867	9,978	11,860	11,180	10,256	9,739		9,664	10,000
Average Annual Return, Percent	3.09%	(4.35%)			(0.52%)
MSCI EAFE Index-net-ClassC
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index-net
Account Value	$ 15,285	$ 15,285	15,285	15,285	$ 15,285	13,704	11,538	14,032	10,602	11,175	11,056	10,348	8,604		9,578	10,000
Average Annual Return, Percent	11.54%	6.46%			4.33%
FTSE EPRA ex-US Index-net-ClassI
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE EPRA ex-US Index-net1
Account Value	$ 94,955	$ 94,955	94,955	94,955	$ 94,955	92,112	101,565	128,670	99,778	118,604	111,801	102,558	97,388		96,637	100,000
Average Annual Return, Percent	3.09%	(4.35%)			(0.52%)
MSCI EAFE Index-net-ClassI
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index-net
Account Value	$ 152,852	$ 152,852	$ 152,852	152,852	$ 152,852	137,041	115,382	140,316	106,019	111,754	110,560	103,480	86,041		$ 95,777	$ 100,000
Average Annual Return, Percent	11.54%	6.46%			4.33%
FTSE EPRA ex-US Index-net-ClassR
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE EPRA ex-US Index-net1
Account Value	$ 10,301	$ 10,301	$ 10,301	$ 10,301	$ 10,301	9,993	11,018	13,959	10,824	12,867	12,129	11,126	10,565	10,000
Average Annual Return, Percent	3.09%	(4.35%)		0.34%
MSCI EAFE Index-net-ClassR
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index-net
Account Value	$ 17,664	$ 17,664	$ 17,664	$ 17,664	17,664	15,837	13,334	16,216	12,252	12,915	12,777	11,959	9,943	10,000
Average Annual Return, Percent	11.54%	6.46%		6.72%
FTSE EPRA ex-US Index-net-ClassZ
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE EPRA ex-US Index-net1
Account Value	$ 10,301	$ 10,301	$ 10,301	$ 10,301	10,301	9,993	11,018	13,959	10,824	12,867	12,129	11,126	10,565	10,000
Average Annual Return, Percent	3.09%	(4.35%)		0.34%
MSCI EAFE Index-net-ClassZ
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index-net
Account Value	$ 17,664	$ 17,664	$ 17,664	$ 17,664	$ 17,664	$ 15,837	$ 13,334	$ 16,216	$ 12,252	$ 12,915	$ 12,777	$ 11,959	$ 9,943	$ 10,000
Average Annual Return, Percent	11.54%	6.46%		6.72%